Asset Retirement Obligations (Tables)	12 Months Ended
Dec. 31, 2019
Asset Retirement Obligation Disclosure [Abstract]
Schedule of changes in asset retirement obligations
Changes in asset retirement obligations for the years ended December 31, 2019 and 2018 were as follows:

(In millions)	2019	2018
Balance at beginning of year	$23.1	$23.5
Accretion expense	0.9	0.8
Payments	(0.3)	(1.2)
Balance at end of year	$23.7	$23.1